STOCK-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Valuation Assumption Use to Determine Fair Value of Option at Grant or Modification Date	The fair value of each option award at the grant date was estimated using the following assumptions:

Years Ended December 31,
	2020	2019
Exercise price	$1.05 - $9.66	$1.05 - $3.58
Risk-free interest rate	0.1% - 1.7%	1.4% - 2.7%
Expected term (in years)	0.2 - 6.3	5.0 - 6.3
Expected dividend yield	—	—
Expected volatility	70.0% - 85.8%	70.0% - 85.1%

Stock Option Activity	Changes in stock options are as follows:

	Options	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	32,529,224	$1.28	7.82	$454,668
Granted	—	—
Exercised	3,472,267	1.32
Cancelled	60,797	2.95

Outstanding at December 31, 2021	28,996,160	$1.28	6.87	$249,205

Vested and exercisable as of December 31, 2021	28,528,403	$1.25	6.85	$246,048

RSU Activity	Changes in RSUs are as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2020	5,026,531	$31.2
Granted	10,626,906	14.7
Released	2,523,328	26.0
Cancelled	951,437	19.1

Balance at December 31, 2021	12,178,672	$18.7

The following assumptions were used to determine the grant date fair value for these Market Based RSUs:

Year Ended December 31, 2020
Risk-free interest rate	0.2% - 0.3%
Expected volatility	70.0% - 85.0%
The following table summarizes 2021 market-based RSU activity:

	Number of Market Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2020	13,317,712	$26.0
Granted	—	—
Released	—	—
Cancelled	—	—

Balance at December 31, 2021	13,317,712	$26.0

	Unrecognized compensation expense	Remaining weighted-average recognition period (years)
Options	$930	1.03
Market Based RSUs	166,181	1.50
RSUs	158,052	1.99

Total unrecognized compensation expense at December 31, 2021	$325,163

Stock-based Compensation Expense
The following table presents the impact of stock-based compensation expense on the consolidated statements of operations for the years ending December 31, 2021, 2020 and 2019, respectively:

	Years Ended December 31,
	2021	2020	2019
Research and development	$36,150	$15,862	$653
Selling, general, and administrative	169,561	122,129	4,205

Total stock-based compensation expense	$205,711	$137,991	$4,858